Note 5 - Premises and Equipment - Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Premises and equipment, gross	$ 86,964	$ 85,704
Less accumulated depreciation	(24,933)	(22,858)
Property, Plant and Equipment, Net, Total	62,031	62,846
Land [Member]
Premises and equipment, gross	20,822	20,156
Building [Member]
Premises and equipment, gross	46,579	46,112
Leasehold Improvements [Member]
Premises and equipment, gross	1,621	1,155
Furniture and Fixtures [Member]
Premises and equipment, gross	14,858	14,705
Vehicles [Member]
Premises and equipment, gross	373	241
Construction in Progress [Member]
Premises and equipment, gross	$ 2,711	$ 3,335